Accounts receivable	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Accounts receivable	Accounts receivable

	2023	2022

Customers (a)	579,498	522,117
Dividends and interest receivable on equity capital - Funds	31,779	82,545
Other (b)	133,820	28,011
(-) Expected credit losses on accounts receivable (Note 14(b))	(63,907)	(34,786)
Total	681,190	597,887

(a)Refers to receivables from management fees arising from the distribution of funds and amounts receivable related to service provision, which have an average term of 30 days. There is no concentration on the balances receivable as of December 31, 2023 and 2022.
(b)Mainly related to accounts receivable from B3.
The reconciliation of gross carrying amount and the expected credit loss in accounts receivable, segregated by stage, according with IFRS 9, is included in Note 14.